4. ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Jan. 31, 2026
Notes
4. ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

Certain new standards, interpretations and amendments to existing standards have been issued by the IASB or IFRIC that are mandatory for accounting periods noted below.  Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures

Disclosures have been revised to incorporate amendments issued by the IASB in May 2024.  The amendments address concerns raised regarding the settlement of liabilities through electronic payment systems.  The amendments are effective for annual reporting periods beginning on or after January 1, 2026.  Early application is permitted.  The Company is currently in the process of assessing its impact on future financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 introduces three sets of new requirements to give investors more transparent and comparable information about companies’ financial performance for better investment decisions.

i.Three defined categories for income and expenses (operating, investing and financing) to improve the structure of the income statement, and require all companies to provide new defined subtotals, including operating profit.

ii.Requirement for companies to disclose explanations of management-defined performance measures (MPMs) that are related to the income statement.

iii.Enhanced guidance on how to organise information and whether to provide it in the primary financial statements or in the notes.

This new standard is effective for reporting periods beginning on or after January 1, 2027.  The Company is currently in the process of assessing its impact on future financial statements.